Financial Instruments, Fair Values and Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)
Financial Instruments, Fair Values and Risk Management (Details) [Line Items]
Trade receivables percentage	100.00%	100.00%
Interest receivables percentage	100.00%	100.00%
Accounts receivable (in Dollars)				$ 4.4
Percentage of foreign exchange	10.00%
Foreign exchange gain (loss) (in Dollars)	$ 39.7	$ 29.3	$ 39.6
Top of range [member]
Financial Instruments, Fair Values and Risk Management (Details) [Line Items]
Trade receivables percentage		64.00%
Bottom of range [member]
Financial Instruments, Fair Values and Risk Management (Details) [Line Items]
Trade receivables percentage		36.00%